Inventory, Net - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net [Abstract]
Raw materials and work in process	$ 10,354	$ 13,380
Finished goods	14,622	40,680
Total inventory	$ 24,976	$ 54,060